Non-Controlling Interests (Details)		1 Months Ended	12 Months Ended
	Jun. 17, 2024 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Non-Controlling Interests [Line Items]
Total consideration		¥ 4,300,000
Interests rate			57.00%
Recognized non-controlling interest				¥ 500,000
Non-controlling interest			¥ (640,953)	¥ (310,587)	$ (87,810)
Non-controlling interests disposal loss	¥ 255,999
Chuangao [Member]
Non-Controlling Interests [Line Items]
Equity interests rate		43.00%